INCOME AND EXPENSES (Tables)	12 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Disclosure of Income And Expenses

	Notes	2025	2024	2023
		US$	US$	US$
Research & development costs
Wages and benefits		(5,519,763)	(3,232,758)	(1,726,207)
Payroll taxes on stock compensation benefits	8	(183,373)	(49,118)	-
Depreciation of property, plant and equipment	8	(683,678)	(113,224)	(147,069)
Amortization of patents	9	(768,128)	-	-
Amortization of right-of-use assets		(710,678)	(427,666)	(156,204)
Other operating expenses(1)		(4,883,353)	(4,889,844)	(3,571,173)
		(12,748,973)	(8,712,610)	(5,600,653)

Corporate and administrative expenses
Wages and benefits		(4,956,272)	(2,047,386)	(1,637,848)
Payroll taxes on stock compensation benefits		(994,640)	(160,058)	-
Other operating expenses(2)		(4,735,464)	(2,308,949)	(2,352,824)
		(10,686,376)	(4,516,393)	(3,990,672)

Employee benefits expense
Salaries, wages and benefits		(14,830,183)	(8,831,195)	(5,657,464)
Share-based payment expenses	19	(9,568,191)	(3,791,541)	(2,589,413)
		(24,398,374)	(12,622,736)	(8,246,877)

Finance income
Interest income		2,203,220	546,029	139,697
Net foreign exchange gain		1,347,413	-	354,772
		3,550,633	546,029	494,469

Finance costs
Interest expense		(279,541)	(122,736)	(88,138)
Net foreign exchange loss		-	(48,588)	-
Other finance costs		(26,709)	(15,795)	-
		(306,250)	(187,119)	(88,138)

Other income and expenses
Other income(3)		939,412	629,815	60,470
Impairment of property, plant and equipment		-	(198,750)	-
Loss on disposal of property, plant and equipment		(260,569)	(16,353)	-
Loss on derecognition of financial asset		-	-	(250,000)
		678,843	414,712	(189,530)
Notes:
(1) Research and development other operating expenses primarily includes expenses for the R&D facilities, materials, consumables, and consulting fees for continuous technology research.
(2) Corporate and administrative other operating expenses primarily includes insurance, legal and other professional fees, ERP system implementation costs and other corporate fees related to operating a public company.
(3) Other income includes $869,928 for government grant income billed to the U.S. DoW under the IBAS program. See Note 1(aa) for additional details.